STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK  10038

July 25, 2013

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Attention:  Karen L. Rossotto

Ladies and Gentlemen:

On behalf of Dreyfus Short-Intermediate Government Fund (the "Fund"), transmitted for filing are preliminary proxy materials relating to a special meeting of shareholders of the Fund to be held on October 23, 2013, together with a form of proxy card.  The meeting is being called for the purpose of asking shareholders to approve, with respect to the Fund, (i) removing a fundamental investment restriction that prevents the Fund from investing in certain securities, including corporate bonds and municipal bonds, (ii) revising a fundamental investment restriction regarding making loans, (iii) changing a fundamental investment restriction regarding investing in real estate and commodities, (iv) revising a fundamental investment restriction regarding underwriting the securities of other issuers and (v) changing a fundamental investment restriction regarding investing in companies for the purpose of exercising control to a non-fundamental policy.

Shareholders of record at the close of business on August 19, 2013 will be entitled to receive notice of and to vote at the meeting.  It is intended that copies of the proxy materials will be mailed to shareholders on or about August 30, 2013.

Please telephone the undersigned at 212.806.6138, or Janna Manes of this office at 212.806.6141, if you have any questions or comments.

Very truly yours,

/s/ David Stephens
David Stephens